Discontinued operations - Schedule of gain (loss) on disposal of investments, net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Assets and liabilities from subsidiaries held for sale and discontinued operations
Cash/ Net debt on December 31, 2020		R$ 6,689,168	R$ 13,262,481
Extrafarma [member] | Assets from subsidiaries held for sale
Assets and liabilities from subsidiaries held for sale and discontinued operations
Total value of purchase and sale agreement of subsidiary		700,000
Cash/ Net debt on December 31, 2020		(99,897)
Operation sale price		600,103
Estimated working capital and net debt adjustments		121,522
Cost of investment		(1,115,102)
Reversal of impairment (*)	[1]	427,529
Provision for indemnities		(9,995)
Transaction costs		(13,282)
Gain on disposal of investments before the effect of cessation of depreciation		10,775
Cessation of depreciation		(27,084)
Gain (loss) on disposal of investments after the effect of depreciation		(16,309)
Current income and social contribution taxes		138,298
Deferred income and social contribution taxes		(141,962)
Gain (loss) on disposal of investments, net		R$ (19,973)

[1]	For more information, see Note .v